Trade receivables (Tables)	12 Months Ended
Dec. 31, 2024
Trade and other receivables [abstract]
Disclosure of detailed information about trade receivables	Trade receivables include the following:

	Year ended December 31,
in € thousand	2024	2023
Trade receivables	35,257	41,714
Less: loss allowance of receivables	(52)	(69)
TRADE RECEIVABLES, NET	35,205	41,645